Changes in accounting policies - Impact of IFRS 15 on retained earnings (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2019	Jul. 01, 2018	Jun. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net increase in retained earnings at July 1, 2018	¥ 905,009		¥ 638,246
IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Capitalization of sales commissions		¥ 18,279
Net increase in retained earnings at July 1, 2018	¥ 905,009	¥ 18,279